Cost of Revenue (Tables)	12 Months Ended
Feb. 28, 2022
Costs Of Revenue [Abstract]
Disclosure of detailed information about cost of revenue explanatory
	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
Platform fees
- Operation of IT platform	2,667,163	4,086,029	112,803
- Cloud management services	233,032	270,967	—
	2,900,195	4,356,996	112,803
Trade marketplace	18,272,140	—	—
	21,172,335	8,713,992	225,606